Exhibit 99.2

May 16, 2017

Due Diligence Narrative Report for:

CSMC 2017-FHA1

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TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

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Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrreview.com

➢	Ann Woodbury

Vice President

801-293-2579

Ann.Woodbury@rrreview.com

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OVERVIEW

In March 2017, Credit Suisse (“CS”) engaged Residential RealEstate Review, Inc. (“RRR”) to conduct a review of 672 loans. The Due Diligence for these loans took place through April and May 2017. The review consisted of:

REVIEW TYPE	#FILES
24 Month Pay History Review	672
Title/Tax/Lien Review- Puerto Rico Only	38
Title/Tax/Lien Review- Non Puerto Rico	634

SCOPE

The scope of work performed by RRR for each of the above categories is described below:

PAY HISTORY REVIEW

RRR reviewed 24 months of cash flow history and captured the monthly P & I payments and due dates at each month end.

TITLE/TAX/LIEN REVIEW

RRR engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax or other lien issues. The project with Stewart was divided up into two (2) pools. Pool one (1) was comprised of only loans in Puerto Rico and the other pool consisted of the remainder of the loans. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Priority Liens
6.	Tax Liens
7.	Whether Subject mortgage was on title

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8.	Potential Assignment Chain issues
9.	Whether subject mortgage was in 1st Lien Position
10.	Whether mortgage was in a Super Lien State

Summary of Results

PAY HISTORY REVIEW

RRR reviewed 672 loans and captured the data and reported it to our client in the “10377 FHA 24 Month Cash Flow Final CS.xlsx” file.

TITLE/TAX/LIEN REVIEW

RRR reviewed the title information on 672 loans and reported the following potential exceptions:

•	28 loans had address variations
•	61 loans showed applicant was not on title
•	13 loans had delinquent or unpaid taxes
•	20 loans had liens other than HOA or Municipal prior to mortgage
•	5 loans had Municipal liens prior to mortgage
•	2 loans had HOA liens prior to mortgage
•	16 loans had federal tax liens
•	16 loans had state tax liens
•	15 loans where subject mortgage was not in 1st position
•	14 loans had potential assignment chain issues
•	249 loans were in a super lien state

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